NET (LOSS ) INCOME PER SHARE - Potentially dilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that have not been included in the calculation of diluted net loss per share as they are anti-dilutive	561,765	762,167	1,084,545
Preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that have not been included in the calculation of diluted net loss per share as they are anti-dilutive			9,560,830